Receivables - Trade accounts receivable, net (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Line Items]
Current trade receivables	€ 3,513	€ 3,546
Diagnosis & Treatment
Receivables [Line Items]
Current trade receivables	1,687	1,688
Connected Care
Receivables [Line Items]
Current trade receivables	1,064	1,105
Personal Health
Receivables [Line Items]
Current trade receivables	575	576
Other
Receivables [Line Items]
Current trade receivables	€ 187	€ 177